UPDATE ON COVID-19	12 Months Ended
Dec. 31, 2021
Unusual Items [Abstract]
UPDATE ON COVID-19	UPDATE ON COVID-19CI is continuing to monitor the impact of the COVID-19 pandemic and is managing expenses accordingly. CI believes it is well positioned to meet its financial obligations and to support planned business operations throughout this pandemic. The extent to which CI’s business, financial condition and results of operations will be impacted by the COVID-19 pandemic is uncertain and will depend on future developments, which are unpredictable and rapidly evolving. Accordingly, there is a higher level of uncertainty with respect to management’s judgments and estimates.